Maxim Money Market Portfolio
Portfolio Summary Maxim Money Market Portfolio
Investment Objective
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Maxim Money Market Portfolio
Management Fees	0.46%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.46%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Maxim Money Market Portfolio	47	148	258	579

Principal Investment Strategies
As a money market fund, the Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio will invest in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

The Portfolio will invest in securities that are only denominated in U.S. Dollars and in securities with a weighted average maturity of less than 60 days and a dollar-weighted average life to maturity of no more than 120 days.

The Portfolio will invest in high-quality, short-term fixed income securities. These securities will have a rating in one of the two highest rating categories for short-term fixed income obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Possible Loss of Money - An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.

Stable NAV Risk - The Portfolio may not be able to maintain an NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect MCM or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio, or take other actions to help the Portfolio maintain a stable $1.00 share price.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Other Risks - When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2007	1.22%
Worst Quarter	December 2011	0.00%

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns -	One Year	Five Years	Ten Years
Maxim Money Market Portfolio	none	1.32%	1.69%

Yield

Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2011, the Portfolio’s 7-day yield and its effective yield were:

7-Day Yield	Effective Yield
0.03%	0.03%